T. ROWE PRICE RETIREMENT I 2010 FUND - I CLASS
August 31, 2020 (Unaudited)

	$ Value	$ Purchase	$ Sales		$ Value
Portfolio of Investments(1)	5/31/20	Cost	Cost	Shares	8/31/20
(Cost and value in $000s)
BOND MUTUAL FUNDS 54.0%
T. Rowe Price Funds:
New Income Fund	135,357	14,429	2,712	15,149,401	150,434
Limited Duration Inflation Focused
Bond Fund	114,865	10,770	2,447	24,559,930	127,466
International Bond Fund (USD
Hedged)	45,185	5,367	1,018	4,944,573	50,533
Emerging Markets Bond Fund	33,694	1,245	797	3,310,262	37,075
High Yield Fund	29,219	4,057	722	5,250,953	33,921
Dynamic Global Bond Fund	29,727	2,431	652	3,257,494	31,891
Floating Rate Fund	11,210	416	267	1,247,516	11,602
U. S. Treasury Long-Term Fund	9,258	594	215	625,706	9,536
Total Bond Mutual Funds (Cost $435,837)					452,458

EQUITY MUTUAL FUNDS 43.0%
T. Rowe Price Funds:
Equity Index 500 Fund	172,170	5,663	60,678	1,342,733	125,143
International Value Equity Fund	28,757	537	1,671	2,441,820	30,620
International Stock Fund	25,796	630	544	1,552,522	29,513
Growth Stock Fund	4,002	21,757	65	310,105	29,203
Overseas Stock Fund	27,012	631	2,551	2,643,022	28,413
Value Fund	3,239	22,962	53	753,198	27,364
Emerging Markets Stock Fund	16,036	180	1,250	382,354	17,917
Mid-Cap Growth Fund	14,694	235	296	158,479	16,281
Mid-Cap Value Fund	12,705	325	319	531,404	14,385
New Horizons Fund(2)	10,903	37	1,486	134,572	10,768
Small-Cap Stock Fund(2)	8,576	209	683	171,713	9,175
Real Assets Fund	7,958	176	309	770,609	8,739
Small-Cap Value Fund	7,584	203	197	196,507	8,536
U. S. Large-Cap Core Fund	85	2,451	3	99,755	2,862
Emerging Markets Discovery Stock
Fund	142	917	5	90,570	1,073
Total Equity Mutual Funds (Cost $297,221)					359,992

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE RETIREMENT I 2010 FUND - I CLASS

	$ Value	$ Purchase	$ Sales		$ Value
	5/31/20	Cost	Cost	Shares	8/31/20
(Cost and value in $000s)

SHORT-TERM INVESTMENTS 3.0%
T. Rowe Price Funds:
U. S. Treasury Money Fund, 0.24% (3)	24,475	26,876	26,399	24,952,328	24,952
Total Short-Term Investments (Cost $24,952)					24,952

Total Investments in Securities 100.0%
(Cost $758,010)					$837,402

Other Assets Less Liabilities (0.0)%					(237)

Net Assets 100.0%					$837,165

(1)	Each underlying Price Fund is an affiliated company; the fund is invested in the Z
	Class of each underlying Price Fund. Additional information about each
	underlying Price Fund is available by calling 1-877-495-1138 and at
	www. troweprice. com.
(2)	Non-income producing
(3) Seven-day yield

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE RETIREMENT I 2010 FUND - I CLASS

Affiliated Companies
($000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended August 31, 2020. Net realized gain (loss), investment income, and change in net unrealized gain/loss reflect all activity for the period then ended.

		Change in Net
	Net Realized Gain	Unrealized	Investment
Affiliate	(Loss)	Gain/Loss	Income
T. Rowe Price Funds:
Dynamic Global Bond Fund	$17	$385	$189
Emerging Markets Bond Fund	(55)	2,933	423
Emerging Markets Discovery
Stock Fund	1	19	—
Emerging Markets Stock Fund	40	2,951	—
Equity Index 500 Fund	12,212	7,988	734
Floating Rate Fund	(8)	243	130
Growth Stock Fund	5	3,509	—
High Yield Fund	(9)	1,367	472
International Bond Fund (USD
Hedged)	21	999	237
International Stock Fund	22	3,631	—
International Value Equity Fund	(215)	2,997	—
Limited Duration Inflation
Focused Bond Fund	36	4,278	253
Mid-Cap Growth Fund	25	1,648	—
Mid-Cap Value Fund	(27)	1,674	—
New Horizons Fund	483	1,314	—
New Income Fund	71	3,360	1,041
Overseas Stock Fund	(235)	3,321	—
Real Assets Fund	(1)	914	—
Small-Cap Stock Fund	2	1,073	—
Small-Cap Value Fund	(15)	946	—
U. S. Large-Cap Core Fund	—	329	—
U. S. Treasury Long-Term Fund	10	(101)	45
Value Fund	5	1,216	—
U. S. Treasury Money Fund	—	—	20
Totals	$12,385#	$46,994	$3,544+

#	Capital gain distributions from mutual funds represented $0 of the net realized gain (loss) .
+	Investment income comprised $3,544 of income distributions from underlying Price Funds.

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE RETIREMENT I 2010 FUND - I CLASS
Unaudited
NOTES TO PORTFOLIO OF
INVESTMENTS

T. Rowe Price Retirement I 2010 Fund - I Class (the fund) is registered under the Investment Company Act of 1940 (the
1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the
Financial Accounting Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of
Investments was prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.

VALUATION

The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business. The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Investments in the underlying Price Funds are valued at their closing net asset value per share on the day of valuation.

The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation
Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations.
Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors;
oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board and has representation from legal, portfolio management and trading, operations, risk management, and the fund’s treasurer.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 - quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 - inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 - unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument.
Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs.
When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values. On August 31, 2020, all of the fund's financial instruments were classified as Level 1, based on the inputs used to determine their fair values.